Note 17 - Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	2 Months Ended	0 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended
	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	May 20, 2014	Nov. 30, 2014	Feb. 12, 2015	Oct. 31, 2013	Dec. 31, 2012	Aug. 26, 2013	Jan. 23, 2014	Nov. 06, 2014	Oct. 03, 2014
Note 17 - Related Party Transactions (Details) [Line Items]
Share Price (in Dollars per share)										$ 0.01
Mariposa Capital [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Related Party, Automatic Renewal Period	1 year
Related Party, Notice of Non-Renewal to Agreement	90 days
Related Party, Effective Termination Date After Expiration of Agreement Term	6 months
Related Party Transaction, Expenses from Transactions with Related Party		$ 2,000,000	$ 400,000
Mariposa Capital [Member] | Annual Fees [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	2,000,000.0
Blue Ridge Limited Partnership [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Number of Affiliates				1
Stock Issued During Period, Shares, New Issues (in Shares)				1,000,000	1,953,888
Share Price (in Dollars per share)				$ 19.00	$ 25.59
Blue Ridge Limited Partnership [Member] | Subsequent Event [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Related Party, Ownership Percentage						(5.00%)
Pershing Square [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Share Price (in Dollars per share)											$ 25.59
Pershing Square [Member] | Annual Fees [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					9,404,064
Certain Stockholders [Member] | Support Agreement [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Common Stock Outstanding, Percentage												28.50%
Court Square [Member] | Predecessor [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Management Fee Expense							7,500,000	300,000
Weston Presidio [Member] | Predecessor [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Management Fee Expense							1,700,000	100,000
Officer [Member] | Loan in Exchange for Promissory Note [Member] | Predecessor [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction									300,000
Related Party Transaction, Rate									1.00%
MacDermid [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Business Acquisition, Shares Price Exchange Rate		$ 11.00
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	100,000,000	100,000,000					100,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		6.66%	6.76%
Payments to Acquire Businesses, Gross		916,500,000
MacDermid [Member] | Equity Held By MacDermid Employee Shares [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Payments to Acquire Businesses, Gross	33,300,000
MacDermid [Member] | Interest on Credit Facilities of MacDermid [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Other Payments to Acquire Businesses	5,000,000